STATEMENT OF INVESTMENTS
BNY Mellon Intermediate Bond Fund

November 30, 2021 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.0%
Aerospace & Defense - .6%
The Boeing Company, Sr. Unscd. Notes	1.17	2/4/2023	1,000,000		1,000,417
The Boeing Company, Sr. Unscd. Notes	4.51	5/1/2023	3,000,000		3,133,007
				4,133,424
Airlines - 1.1%
American Airlines Pass Through Trust, Ser. 2015-1, Cl. A	3.38	5/1/2027	3,716,666		3,771,252
Delta Air Lines Pass Through Trust, Ser. 2020-1, Cl. AA	2.00	6/10/2028	3,760,824		3,717,891
				7,489,143
Automobiles & Components - 1.3%
American Honda Finance, Sr. Unscd. Notes	1.30	9/9/2026	3,250,000		3,204,016
General Motors Financial, Sr. Unscd. Notes	1.70	8/18/2023	2,250,000		2,274,944
Toyota Motor Credit, Sr. Unscd. Notes	2.00	10/7/2024	3,650,000		3,740,669
				9,219,629
Banks - 13.9%
Bank of America, Sub. Notes, Ser. L	3.95	4/21/2025	7,000,000		7,515,393
Bank of Montreal, Sr. Unscd. Notes, Ser. E	3.30	2/5/2024	5,000,000		5,240,498
Barclays, Sr. Unscd. Notes	2.28	11/24/2027	4,000,000		4,007,199
Citigroup, Sub. Bonds	4.40	6/10/2025	7,000,000		7,606,807
Citizens Financial Group, Sub. Notes	4.30	12/3/2025	6,000,000		6,564,353
Cooperatieve Rabobank, Gtd. Notes	3.75	7/21/2026	6,270,000		6,776,857
Credit Suisse Group, Sr. Unscd. Notes	2.59	9/11/2025	5,500,000	[a]	5,625,843
HSBC Holdings, Sr. Unscd. Notes	0.98	5/24/2025	1,250,000		1,236,337
HSBC Holdings, Sr. Unscd. Notes	2.25	11/22/2027	1,785,000		1,790,178
JPMorgan Chase & Co., Jr. Sub. Bonds, Ser. II	4.00	4/1/2025	4,235,000	[b]	4,196,356
JPMorgan Chase & Co., Sub. Notes	3.38	5/1/2023	3,960,000		4,103,367
Lloyds Bank, Jr. Sub. Notes	12.00	12/16/2024	2,685,000	[a,b]	2,734,477
Lloyds Banking Group, Sr. Unscd. Notes	2.91	11/7/2023	5,374,000		5,473,211
Morgan Stanley, Sub. Notes	4.88	11/1/2022	5,500,000		5,709,064
NatWest Group, Sr. Unscd. Notes	3.88	9/12/2023	3,000,000		3,137,224
Royal Bank of Canada, Sub. Notes	4.65	1/27/2026	6,000,000	[c]	6,663,997
Santander UK, Sr. Unscd. Notes	2.10	1/13/2023	4,560,000		4,633,605

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 98.0% (continued)
Banks - 13.9% (continued)
Societe Generale, Sub. Notes	4.75	11/24/2025	3,680,000	[a] 4,008,716
Sumitomo Mitsui Financial Group, Sr. Unscd. Notes	0.95	1/12/2026	5,000,000	4,869,226
The Goldman Sachs Group, Sr. Unscd. Notes	1.95	10/21/2027	7,000,000	6,987,882
				98,880,590
Beverage Products - .8%
Anheuser-Busch InBev Worldwide, Gtd. Notes	4.75	1/23/2029	4,955,000	5,783,162
Chemicals - .6%
DuPont de Nemours, Sr. Unscd. Notes	4.21	11/15/2023	3,745,000	3,960,113
Commercial & Professional Services - .7%
Global Payments, Sr. Unscd. Notes	4.00	6/1/2023	4,615,000	4,818,596
Consumer Staples - .4%
Kimberly-Clark, Sr. Unscd. Notes	1.05	9/15/2027	3,350,000	3,226,963
Diversified Financials - 2.6%
AerCap Global Aviation Trust, Gtd. Notes	1.75	1/30/2026	2,400,000	2,354,113
AerCap Global Aviation Trust, Gtd. Notes	2.45	10/29/2026	5,525,000	5,542,072
Air Lease, Sr. Unscd. Notes	2.30	2/1/2025	4,790,000	4,865,415
Goldman Sachs BDC, Sr. Unscd. Notes	3.75	2/10/2025	3,000,000	3,150,432
The Andrew W. Mellon Foundation, Unscd. Bonds, Ser. 2020	0.95	8/1/2027	2,350,000	2,288,094
				18,200,126
Electronic Components - .3%
Jabil, Sr. Unscd. Notes	1.70	4/15/2026	2,000,000	1,987,464
Energy - 2.6%
Cimarex Energy, Sr. Unscd. Notes	4.38	3/15/2029	3,000,000	[c] 3,290,829
Energy Transfer, Sr. Unscd. Notes	3.75	5/15/2030	2,000,000	2,108,443
ONEOK, Gtd. Notes	4.00	7/13/2027	3,400,000	3,688,089
Sabine Pass Liquefaction, Sr. Scd. Notes	5.75	5/15/2024	2,500,000	2,731,574
Shell International Finance, Gtd. Notes	2.38	4/6/2025	3,785,000	3,923,408
Spectra Energy Partners, Gtd. Notes	3.50	3/15/2025	2,760,000	2,922,790
				18,665,133
Environmental Control - .7%
Waste Management, Gtd. Notes	3.13	3/1/2025	4,775,000	5,035,506
Food Products - .5%
McCormick & Co., Sr. Unscd. Notes	0.90	2/15/2026	3,840,000	3,721,313
Health Care - 5.3%
AbbVie, Sr. Unscd. Notes	3.20	11/21/2029	4,600,000	4,887,450

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 98.0% (continued)
Health Care - 5.3% (continued)
Amgen, Sr. Unscd. Notes	2.20	2/21/2027	4,820,000	4,887,562
Anthem, Sr. Unscd. Notes	2.38	1/15/2025	3,000,000	3,088,968
Astrazeneca Finance, Gtd. Notes	1.20	5/28/2026	3,975,000	3,925,998
CVS Health, Sr. Unscd. Notes	1.30	8/21/2027	4,925,000	4,741,053
GlaxoSmithKline Capital, Gtd. Notes	3.38	5/15/2023	5,250,000	5,449,401
Humana, Sr. Unscd. Notes	0.65	8/3/2023	2,275,000	2,263,690
Shire Acquisitions Investments Ireland, Gtd. Notes	3.20	9/23/2026	5,005,000	5,298,599
UnitedHealth Group, Sr. Unscd. Notes	1.15	5/15/2026	2,915,000	2,879,035
				37,421,756
Industrial - 2.6%
Caterpillar Financial Services, Sr. Unscd. Notes	0.90	3/2/2026	5,460,000	[c] 5,342,128
John Deere Capital, Sr. Unscd. Notes	1.05	6/17/2026	5,000,000	4,917,448
Parker-Hannifin, Sr. Unscd. Notes	2.70	6/14/2024	3,825,000	3,975,195
Snap-On, Sr. Unscd. Notes	3.25	3/1/2027	3,890,000	4,210,393
				18,445,164
Information Technology - 2.6%
Fiserv, Sr. Unscd. Notes	3.50	7/1/2029	4,580,000	4,885,824
Microsoft, Sr. Unscd. Notes	3.13	11/3/2025	6,000,000	6,414,284
Oracle, Sr. Unscd. Notes	2.50	4/1/2025	7,000,000	7,208,796
				18,508,904
Internet Software & Services - 2.2%
Amazon.com, Sr. Unscd. Notes	0.80	6/3/2025	5,350,000	5,273,024
eBay, Sr. Unscd. Notes	1.90	3/11/2025	4,750,000	4,812,928
Tencent Holdings, Sr. Unscd. Notes	3.98	4/11/2029	5,075,000	[a] 5,544,102
				15,630,054
Media - .6%
Discovery Communications, Gtd. Notes	4.90	3/11/2026	3,970,000	4,446,544
Metals & Mining - .7%
Glencore Funding, Gtd. Notes	1.63	9/1/2025	5,000,000	[a] 4,961,989
Municipal Securities - 6.9%
California, GO	3.38	4/1/2025	950,000	1,023,488
California, GO, Ser. A	2.37	4/1/2022	2,850,000	2,871,173
California Earthquake Authority, Revenue Bonds, Ser. B	1.48	7/1/2023	3,000,000	3,035,531
Hawaii, GO, Refunding, Ser. GJ	2.04	8/1/2031	2,500,000	2,531,537
Los Angeles Community College District, GO, Refunding	1.81	8/1/2030	4,000,000	3,986,282
Massachusetts, GO (Build America Bonds) Ser. E	4.20	12/1/2021	3,250,000	3,250,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 98.0% (continued)
Municipal Securities - 6.9% (continued)
Nassau County Interim Finance Authority, Revenue Bonds, Refunding, Ser. B	1.28	11/15/2028	2,500,000	2,449,179
New Jersey Turnpike Authority, Revenue Bonds, Refunding, Ser. B	1.05	1/1/2026	2,500,000	2,462,784
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. C	1.75	3/15/2028	4,155,000	4,135,372
Port Authority of New York & New Jersey, Revenue Bonds, Ser. AAA	1.09	7/1/2023	3,750,000	3,779,693
State Board of Administration Finance Corp., Revenue Bonds, Ser. A	1.71	7/1/2027	5,315,000	5,331,054
Texas Public Finance Authority, Revenue Bonds	8.25	7/1/2024	1,805,000	1,821,530
University of California, Revenue Bonds, Refunding, Ser. AX	3.06	7/1/2025	9,140,000	9,705,221
University of California, Revenue Bonds, Ser. BG	1.61	5/15/2030	2,405,000	2,350,011
				48,732,855
Real Estate - 3.1%
American Homes 4 Rent, Sr. Unscd. Notes	2.38	7/15/2031	2,600,000	2,575,609
Brandywine Operating Partnership, Gtd. Notes	3.95	11/15/2027	4,000,000	4,320,716
HealthCare Realty Trust, Sr. Unscd. Notes	3.63	1/15/2028	2,375,000	2,600,077
Healthcare Trust of America Holdings, Gtd. Notes	3.50	8/1/2026	2,335,000	2,509,145
Hudson Pacific Properties, Gtd. Notes	3.25	1/15/2030	3,950,000	4,143,281
Life Storage, Gtd. Notes	2.20	10/15/2030	2,000,000	1,979,908
UDR, Gtd. Notes	2.95	9/1/2026	3,620,000	3,795,908
				21,924,644
Retailing - 1.4%
Target, Sr. Unscd. Notes	2.25	4/15/2025	3,785,000	3,903,499
The TJX Companies, Sr. Unscd. Notes	1.15	5/15/2028	6,000,000	5,779,587
				9,683,086
Semiconductors & Semiconductor Equipment - 1.5%
Broadcom, Gtd. Notes	4.70	4/15/2025	4,500,000	4,952,181
Microchip Technology, Sr. Scd. Notes	0.97	2/15/2024	4,575,000	[a] 4,534,352
Microchip Technology, Sr. Scd. Notes	0.98	9/1/2024	1,440,000	[a] 1,419,730
				10,906,263
Technology Hardware & Equipment - .8%
Apple, Sr. Unscd. Notes	2.05	9/11/2026	5,500,000	5,636,246

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.0% (continued)
Telecommunication Services - 3.2%
AT&T, Sr. Unscd. Notes	1.65	2/1/2028	7,500,000		7,302,928
Motorola Solutions, Sr. Unscd. Notes	4.60	5/23/2029	2,420,000		2,779,216
T-Mobile USA, Sr. Scd. Notes	3.88	4/15/2030	4,700,000		5,115,274
Verizon Communications, Sr. Unscd. Notes	2.63	8/15/2026	7,000,000		7,300,695
				22,498,113
Transportation - .6%
Ryder System, Sr. Unscd. Notes	4.63	6/1/2025	3,815,000		4,204,519
U.S. Government Agencies Collateralized Municipal-Backed Securities - .0%
Government National Mortgage Association, Ser. 2013-17, Cl. AB	2.30	1/16/2049	49,538		49,556
U.S. Government Agencies Mortgage-Backed - 1.2%
Federal Home Loan Mortgage Corp.:
4.50%, 2/1/2034			555,842	[d]	600,621
Federal National Mortgage Association:
2.78%, 3/1/2022			5,876,307	[d]	5,875,141
2.91%, 4/1/2026			2,000,000	[d]	2,096,123
				8,571,885
U.S. Government Agencies Obligations - 1.3%
Federal National Mortgage Association, Notes	0.55	8/19/2025	9,250,000	[d]	9,066,937
U.S. Treasury Securities - 35.9%
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.13	4/15/2025	11,655,231	[e]	12,542,515
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.13	10/15/2025	11,539,229	[e]	12,504,658
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.38	1/15/2027	14,717,117	[e]	16,277,938
U.S. Treasury Notes	0.13	5/31/2022	19,465,000		19,467,032
U.S. Treasury Notes	0.50	11/30/2023	3,250,000		0
U.S. Treasury Notes	0.63	5/15/2030	4,000,000		3,755,469
U.S. Treasury Notes	1.13	2/28/2025	16,000,000		16,111,875
U.S. Treasury Notes	1.38	8/31/2023	4,000,000		4,062,812
U.S. Treasury Notes	1.50	8/15/2022	20,680,000		20,876,227
U.S. Treasury Notes	1.50	9/15/2022	20,000,000	[c]	20,207,043
U.S. Treasury Notes	1.63	5/15/2026	8,535,000		8,724,370
U.S. Treasury Notes	1.75	9/30/2022	19,210,000		19,455,432
U.S. Treasury Notes	1.75	7/15/2022	16,750,000		16,915,408
U.S. Treasury Notes	2.00	4/30/2024	15,000,000		15,475,195
U.S. Treasury Notes	2.38	2/29/2024	15,000,000		15,579,492
U.S. Treasury Notes	2.50	3/31/2023	11,000,000		11,313,242

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 98.0% (continued)
U.S. Treasury Securities - 35.9% (continued)
U.S. Treasury Notes	2.63	2/28/2023	14,950,000	15,377,477
U.S. Treasury Notes	2.75	4/30/2023	8,000,000	8,266,250
U.S. Treasury Notes	2.88	11/30/2023	17,000,000	17,782,930
				254,695,365
Utilities - 2.0%
Black Hills, Sr. Unscd. Notes	3.05	10/15/2029	5,260,000	5,497,390
NiSource, Sr. Unscd. Notes	3.49	5/15/2027	3,600,000	3,864,450
Southwestern Electric Power, Sr. Unscd. Notes, Ser. M	4.10	9/15/2028	4,570,000	5,079,980
				14,441,820
Total Bonds and Notes (cost $682,813,072)			694,946,862

Preferred Stocks - .7%
Telecommunication Services - .7%
AT&T, Ser. A (cost $5,125,000)	5.00		205,000	5,268,500
Description	1-Day Yield (%)		Shares	Value ($)
Investment Companies - .9%
Registered Investment Companies - .9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $6,611,101)	0.06		6,611,101	[f] 6,611,101

Investment of Cash Collateral for Securities Loaned - 1.0%
Registered Investment Companies - 1.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $6,936,130)	0.06		6,936,130	[f] 6,936,130
Total Investments (cost $701,485,303)			100.6%	713,762,593
Liabilities, Less Cash and Receivables			(0.6%)	(4,549,284)
Net Assets			100.0%	709,213,309

GO—General Obligation

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2021, these securities were valued at $28,829,209 or 4.06% of net assets.

b Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

c Security, or portion thereof, on loan. At November 30, 2021, the value of the fund’s securities on loan was $6,724,761 and the value of the collateral was $6,936,130. In addition, the value of collateral may include pending sales that are also on loan.

d The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

e Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

f Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Intermediate Bond Fund

November 30, 2021 (Unaudited)

The following is a summary of the inputs used as of November 30, 2021 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments In Securities:†
Corporate Bonds	-	373,830,264	-	373,830,264
Equity Securities - Preferred Stocks	5,268,500	-	-	5,268,500
Investment Companies	13,547,231	-	-	13,547,231
Municipal Securities	-	48,732,855	-	48,732,855
U.S. Government Agencies Collateralized Municipal-Backed Securities	-	49,556	-	49,556
U.S. Government Agencies Mortgage-Backed	-	8,571,885	-	8,571,885
U.S. Government Agencies Obligations	-	9,066,937	-	9,066,937
U.S. Treasury Securities	-	254,695,365	-	254,695,365

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2021, accumulated net unrealized appreciation on investments was $12,277,290, consisting of $19,470,194 gross unrealized appreciation and $7,192,904 gross unrealized depreciation.

At November 30, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.